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                                        November 3, 2000



VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re: MFS(R)Institutional Trust (the "Trust") (File Nos. 33-37615 and 811-6174) on Behalf of: MFS(R)Institutional Global Fixed Income Fund ("MWF") MFS(R)Institutional High Yield Fund ("IHY") MFS(R)Institutional Core Equity Fund ("ICE") MFS(R)Institutional Research Fund ("IRF") MFS(R)Institutional Large Cap Growth Fund ("ILC") MFS(R)Institutional Mid Cap Growth Fund ("IMC")
               MFS(R)Institutional Emerging Equities Fund ("MEE") MFS(R)Institutional International Equity Fund ("IIE")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 20 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on October 27, 2000 for MWF, IRF, IMC, MEE, IIE, IHY, ICE and ILC.

     Please call the undersigned or Nicole Leonard at (800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        HEATHER R. GIROLAMO
                                        Heather R. Girolamo
                                        Associate Counsel

HRG/bjn
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